DERIVATIVES, Derivative Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Instrument	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair market value	$ (7,344)	$ (13,281)
Interest expense	127,782	123,161	$ 145,448
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Credit risk adjusted fair market value	$ (7,300)	$ (13,300)
Designated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	7
Swap contract notional amount	$ 206,447
Credit risk adjusted fair market value	(2,848)
Accrued interest	(113)
Loss recognized in accumulated comprehensive loss, net of tax	(2,393)
Gain recognized into earnings	$ 4
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	7
Swap contract notional amount	$ 206,447
Credit risk adjusted fair market value	(2,735)
Loss recognized in accumulated comprehensive loss, net of tax	(2,393)
Gain recognized into earnings	$ 4
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity date	Mar. 14, 2018
Hedge interest rate	1.98%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity date	Sep. 27, 2025
Hedge interest rate	6.22%
Dedesignated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	4
Swap contract notional amount	$ 318,747
Credit risk adjusted fair market value	(4,496)
Accrued interest	(184)
Gain recognized into earnings	204
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss, net of tax	(4,300)
Interest expense	$ 1,400
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	4
Swap contract notional amount	$ 318,747
Credit risk adjusted fair market value	(4,312)
Gain recognized into earnings	$ 204
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity date	Feb. 09, 2018
Hedge interest rate	1.69%
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity date	Feb. 09, 2019
Hedge interest rate	3.47%